FINANCIAL RESULT	12 Months Ended
Dec. 31, 2022
FINANCIAL RESULT.
FINANCIAL RESULT

NOTE 41 - FINANCIAL RESULT

	12/31/2022	12/31/2021	12/31/2020
Financial Revenues
Interest income, fines, commission and fees	997,434	756,395	970,965
Revenue from financial investments	2,211,854	619,729	956,269
Additional of moratorium on electricity	252,637	325,943	341,672
Revenueom Interest on Dividends	10,950	—	—
Other financial income	566,848	319,638	(1,260,029)
(-) Taxation on financial Revenue	(611,964)	(415,961)	(24,586)
	3,427,759	1,605,744	2,118,291
Financial expenses
Debt Charges	(4,705,030)	(2,804,816)	(2,850,866)
Charges from obligations with CDE	(1,097,038)	—	—
River Basin Revitalization Charges	(187,023)	—	—
Other financial expenses	(804,999)	(549,140)	(841,856)
	(6,794,090)	(3,353,956)	(3,692,722)

Financial results, net
Monetary variations	(1,097,622)	(34,520)	319,322
Exchange rate changes	446,852	(385,049)	(399,723)
Derivatives	(356,494)	725,826	332,017
	(1,007,264)	306,257	251,616

	(4,373,595)	(1,441,954)	(1,322,815)

Accounting Policy

The financial results record, mainly, the charges on debts, including on loans, financings and debentures (see note 26), the charges on obligations with CDE, and the revitalization of river basins (see note 35), the interest on lease liabilities (see note 27), and the revenues from financial investments.

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing on the date of the transactions. Exchange gains and losses resulting from the conversion at the exchange rate at the end of the period are recognized in the income statement as a financial expense or income.